Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	$ 102,476,578	$ 7,297,328